Repurchase Agreement Borrowings	12 Months Ended
Dec. 31, 2018
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Table Text Block]
Repurchase Agreement Borrowings
Securities sold under agreements to repurchase ("repurchase agreements") with customers represent funds deposited by customers, generally on an overnight basis, that are collateralized by investment securities owned by Park. Repurchase agreements are included in short-term borrowings on the Consolidated Balance Sheets.

All repurchase agreements are subject to the terms and conditions of repurchase/security agreements between Park and the client and are accounted for as secured borrowings. Park's repurchase agreements consist of customer accounts and securities which are pledged on an individual security basis.

At December 31, 2018 and December 31, 2017, Park's repurchase agreement borrowings totaled $165 million and $183 million, respectively. These borrowings were collateralized with U.S. government and agency securities with a fair value of $272 million and $213 million at December 31, 2018 and December 31, 2017, respectively. Declines in the value of the collateral would require Park to pledge additional securities. As of December 31, 2018 and December 31, 2017, Park had $933 million and $975 million, respectively, of available unpledged securities.

The following table presents the carrying value of Park's repurchase agreements by remaining contractual maturity and collateral pledged at December 31, 2018 and December 31, 2017:

	December 31, 2018
(In thousands)	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30 - 90 days	Greater than 90 days	Total
U.S. government and agency securities	$164,966	$—	$—	$—	$164,966

	December 31, 2017
(In thousands)	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30 - 90 days	Greater than 90 days	Total
U.S. government and agency securities	$182,185	$—	$—	$1,104	$183,289

See Note 15 - Short-Term Borrowings for additional information related to repurchase agreements.